UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-6076
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report
March 31, 2019

Distillate U.S. Fundamental Stability & Value ETF
Ticker: DSTL

Beginning on February 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Distillate U.S. Fundamental Stability & Value ETF

Distillate U.S. Fundamental Stability & Value ETF

Dear Distillate Funds Shareholder,

Thank you for your interest and investment in the Distillate U.S. Fundamental Stability & Value ETF (“DSTL” or the “Fund”).  The information presented in this semi-annual report covers the period from inception on October 23, 2018 through March 31, 2019 (the “Current Fiscal Period”).

The Fund is a passively managed ETF that aims to track the performance, before fees and expenses, of the Distillate U.S. Fundamental Stability & Value Index (the “Index”), an index conceived by Distillate Capital Partners LLC.  The Index uses proprietary valuation and risk measures with the goal of including only securities with a high degree of fundamental stability, relatively low levels of debt and attractive valuation from a starting universe of large capitalization U.S. stocks.  These measures were designed for today’s economy, where significant levels of intangible investment have rendered many traditional measures of value & risk less effective.

Fund and Individual Stock Performance & Holdings

During the Current Fiscal Period, the DSTL market price was up 4.54% and its Net Asset Value (“NAV”) was up 4.57%. During the Current Fiscal Period, the Index returned 4.74% compared to 4.39% for the S&P 500® index, its primary benchmark.  The strongest contributors to the Fund’s relative performance versus the S&P 500 Index over the Current Fiscal Period were the Fund’s holdings of VMWare, Inc., Apple, Inc. and AutoZone, Inc.; as well as the Fund not owning Nvidia Corporation. and Amazon.com, Inc.  The largest detractors from relative performance versus the S&P 500 were the Fund’s holdings of CVS Health Corporation, Abbvie, Inc., Biogen, Inc. and Centene Corporation; as well as the Fund not owning Merck & Company, Inc.

The Fund holds approximately 100 stocks and is rebalanced each quarter along with the Index.  As of March 31st, 2019, the Fund’s largest five holdings as a percentage of assets are Apple, Inc. (5.15%), Microsoft Corporation (3.21%), Alphabet, Inc. (2.85%), Johnson & Johnson (2.16%) and Facebook, Inc. (1.98%).

We thank you for your investment in the Distillate U.S. Fundamental Stability & Value ETF.

Sincerely,

Thomas M. Cole
Chief Executive Officer
Distillate Capital Partners LLC

Distillate U.S. Fundamental Stability & Value ETF

Must be preceded or accompanied by a prospectus.

Investing involves risk. Principal loss is possible. The Fund has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value.  As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. The Fund is not actively managed and may be affected by a general decline in market segments related to the index. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Distillate U.S. Fundamental Stability & Value Index – The Index seeks to include the most fundamentally stable and most undervalued stocks from a starting universe of around 500 of the largest U.S. companies.  The Index is constructed using an objective, rules-based methodology based on Distillate Capital’s proprietary fundamental measures of valuation and quality.  After the starting universe is screened using Distillate Capital’s quality criteria, the most attractively valued 100 stocks of those remaining securities are included in the Index.  The Index is rebalanced quarterly, and stocks are weighted with a blend of equal-weighting and normalized free cash flow-weighting methodologies.  Due to corporate actions occurring between reconstitution dates, the index may include slightly fewer or more than 100 securities.

Standard & Poor’s 500 (S&P 500® Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments on page 4.

Distillate U.S. Fundamental Stability & Value ETF is distributed by Quasar Distributors, LLC. You cannot invest directly in an index.

Distillate U.S. Fundamental Stability & Value ETF

PORTFOLIO ALLOCATION
As of March 31, 2019 (Unaudited)

Percentage of
Sector	Net Assets
Manufacturing♦	44.6%
Information	14.2
Retail Trade	8.7
Professional, Scientific, and Technical Services	8.6
Wholesale Trade	7.2
Finance and Insurance	6.2
Transportation and Warehousing	3.0
Administrative and Support and Waste Management
and Remediation Services	2.7
Health Care and Social Assistance	2.2
Arts, Entertainment, and Recreation	0.9
Accommodation and Food Services	0.8
Real Estate and Rental and Leasing	0.8
Short-Term Investments	0.1
Other Assets in Excess of Liabilities+	0.0
Total	100.0%

♦
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

+	Represents less than 0.05% of net assets.

Distillate U.S. Fundamental Stability & Value ETF

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS – 99.9%

	Accommodation and Food Services – 0.8%
2,159	Marriott International, Inc. – Class A	$270,069

	Administrative and Support and
	Waste Management and Remediation Services – 2.7%
170	Booking Holdings, Inc. (a)	296,635
3,295	PayPal Holdings, Inc.	342,153
2,552	Total System Services, Inc.	242,465
		881,253
	Arts, Entertainment, and Recreation – 0.9%
4,995	Las Vegas Sands Corporation	304,495

	Finance and Insurance – 6.2%
1,071	Anthem, Inc.	307,356
2,058	Cboe Global Markets, Inc.	196,416
4,004	Centene Corporation (a)	212,612
1,143	FleetCor Technologies, Inc. (a)	281,852
1,591	Moody’s Corporation	288,114
2,551	Nasdaq, Inc.	223,187
2,000	UnitedHealth Group, Inc.	494,520
		2,004,057
	Health Care and Social Assistance – 2.2%
1,687	Laboratory Corporation of America Holdings (a)	258,077
2,542	Quest Diagnostics, Inc.	228,577
1,755	Universal Health Services, Inc. – Class B	234,766
		721,420
	Information – 14.2%
5,057	Activision Blizzard, Inc.	230,245
3,308	Akamai Technologies, Inc. (a)	237,217
2,048	Citrix Systems, Inc.	204,104
13,705	Comcast Corporation – Class A	547,926
3,859	Facebook, Inc. – Class A (a)	643,257
2,251	Fidelity National Information Services, Inc.	254,588
2,891	Fortinet, Inc. (a)	242,757
8,854	Microsoft Corporation	1,044,241
9,793	Oracle Corporation	525,982
1,096	Palo Alto Networks, Inc.	266,196

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS – 99.9% (Continued)

	Information – 14.2% (Continued)
3,638	Walt Disney Company	$403,927
		4,600,440
	Manufacturing – 44.6%♦
4,642	AbbVie, Inc.	374,099
2,312	Alexion Pharmaceuticals, Inc. (a)	312,536
2,294	Allergan plc	335,865
788	Alphabet, Inc. – Class A (a)	927,389
3,116	AMETEK, Inc.	258,535
2,702	Analog Devices, Inc.	284,440
8,827	Apple, Inc.	1,676,689
1,502	Broadcom, Inc.	451,666
10,801	Cisco Systems, Inc.	583,146
1,030	Covetrus, Inc.	32,806
1,720	Cummins, Inc.	271,536
2,913	Eastman Chemical Corporation	221,038
3,539	Eaton Corporation plc	285,102
3,192	Fortive Corporation	267,777
1,643	General Dynamics Corporation	278,127
1,556	Harris Corporation	248,509
2,507	Hasbro, Inc.	213,145
1,590	IDEX Corporation	241,267
10,863	Intel Corporation	583,343
5,024	Johnson & Johnson	702,305
7,612	Juniper Networks, Inc.	201,490
1,220	L3 Technologies, Inc.	251,771
1,706	Lear Corporation	231,521
1,076	Lockheed Martin Corporation	322,972
2,940	LyondellBasell Industries NV – Class A	247,195
4,340	Marathon Petroleum Corporation	259,749
3,586	NetApp, Inc.	248,653
1,018	Northrop Grumman Corporation	274,453
3,963	PACCAR, Inc.	270,039
2,461	Packaging Corporation of America	244,574
1,493	Parker-Hannifin Corporation	256,229
5,198	Philip Morris International, Inc.	459,451
2,150	PPG Industries, Inc.	242,671

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS – 99.9% (Continued)

	Manufacturing – 44.6%♦ (Continued)
2,190	PVH Corporation	$267,071
1,605	Raytheon Company	292,238
642	Regeneron Pharmaceuticals, Inc. (a)	263,618
1,405	Rockwell Automation, Inc.	246,521
3,163	Skyworks Solutions, Inc.	260,884
1,800	Stanley Black & Decker, Inc.	245,106
3,232	Texas Instruments, Inc.	342,818
6,093	Trimble, Inc. (a)	246,157
5,952	Western Digital Corporation	286,053
		14,510,554
	Professional, Scientific, and Technical Services – 8.6%
1,989	Accenture plc – Class A	350,104
1,961	Amgen, Inc.	372,551
983	Biogen, Inc. (a)	232,361
3,763	Cognizant Technology Solutions Corporation – Class A	272,629
1,248	F5 Networks, Inc. (a)	195,849
3,871	International Business Machines Corporation	546,198
3,487	Jacobs Engineering Group, Inc.	262,187
3,038	Omnicom Group, Inc.	221,744
1,804	VMware, Inc. – Class A (a)	325,640
		2,779,263
	Real Estate and Rental and Leasing – 0.8%
2,146	United Rentals, Inc. (a)	245,181

	Retail Trade – 8.7%
1,296	Advance Auto Parts, Inc.	221,007
259	AutoZone, Inc. (a)	265,247
5,610	CVS Health Corporation	302,547
2,400	Home Depot, Inc.	460,536
3,249	Kohl’s Corporation	223,434
3,200	Lowe’s Companies, Inc.	350,304
2,200	McKesson Corporation	257,532
2,653	Ross Stores, Inc.	246,994
3,599	Target Corporation	288,856
746	WW Grainger, Inc.	224,494
		2,840,951

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS – 99.9% (Continued)

	Transportation and Warehousing – 3.0%
2,440	CH Robinson Worldwide, Inc.	$212,256
4,061	CSX Corporation	303,844
1,937	Expedia Group, Inc.	230,503
2,960	Expeditors International of Washington, Inc.	224,664
		971,267
	Wholesale Trade – 7.2%
1,621	3M Company	336,811
2,153	Genuine Parts Company	241,201
2,605	Henry Schein, Inc. (a)	156,586
2,329	Honeywell International, Inc.	370,125
1,055	Huntington Ingalls Industries, Inc.	218,596
1,910	Illinois Tool Works, Inc.	274,142
2,426	KLA-Tencor Corporation	289,689
3,000	TE Connectivity, Ltd.	242,250
5,837	WestRock Company	223,849
		2,353,249
	TOTAL COMMON STOCKS (Cost $31,248,054)	32,482,199

	SHORT-TERM INVESTMENTS – 0.1%
35,806	First American Government
	Obligations Fund – Class X, 2.36%*	35,806
	TOTAL SHORT-TERM INVESTMENTS (Cost $35,806)	35,806
	TOTAL INVESTMENTS (Cost $31,283,860) – 100.0%	32,518,005
	Other Assets in Excess of Liabilities – 0.0%+	13,279
	NET ASSETS – 100.0%	$32,531,284

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of March 31, 2019.
♦
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.  See Note 7 in Notes to Financial Statements.

+	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2019 (Unaudited)

ASSETS
Investments in securities, at value (Cost $31,283,860)	$32,518,005
Dividends and interest receivable	24,068
Total assets	32,542,073
LIABILITIES
Management fees payable	10,789
Total liabilities	10,789
NET ASSETS	$32,531,284

Net Assets Consist of:
Paid-in capital	$31,171,992
Total distributable earnings (accumulated deficit)	1,359,292
Net assets	$32,531,284

Net Asset Value:
Net assets	$32,531,284
Shares outstanding^	1,250,000
Net asset value, offering and redemption price per share	$26.03

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

STATEMENT OF OPERATIONS
For the Period Ended March 31, 2019 (Unaudited)*

INCOME
Dividends	$200,943
Interest	187
Total investment income	201,130

EXPENSES
Management fees	34,256
Total expenses	34,256
Net investment income (loss)	166,874

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	32,267
Change in unrealized appreciation
(depreciation) on investments	1,234,145
Net realized and unrealized gain (loss) on investments	1,266,412
Net increase (decrease) in net assets
resulting from operations	$1,433,286

*	The Fund commenced operations on October 23, 2018. The information presented is for the period from October 23, 2018 to March 31, 2019.

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
March 31, 2019
(Unaudited)*
OPERATIONS
Net investment income (loss)	$166,874
Net realized gain (loss) on investments	32,267
Change in unrealized appreciation (depreciation)
on investments	1,234,145
Net increase (decrease) in net assets
resulting from operations	1,433,286

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(73,994)
Total distribution to shareholders	(73,994)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	34,923,667
Payments for shares redeemed	(3,751,675)
Net increase (decrease) in net assets derived
from capital share transactions (a)	31,171,992
Net increase (decrease) in net assets	$32,531,284

NET ASSETS
Beginning of period	$—
End of period	$32,531,284

(a)	A summary of capital share transactions is as follows:

Period Ended
March 31, 2019
(Unaudited)*
Shares
Subscriptions	1,400,000
Redemptions	(150,000)
Net increase (decrease)	1,250,000

*	The Fund commenced operations on October 23, 2018. The information presented is for the period from October 23, 2018 to March 31, 2019.

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	March 31, 2019(1)
	(Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.21
Net realized and unrealized gain (loss) on investments	0.92
Total from investment operations	1.13

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.10)
Total distributions	(0.10)

Net asset value, end of period	$26.03

Total return	4.57	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$32,531

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.39	%(4)
Net investment income (loss) to average net assets	1.90	%(4)
Portfolio turnover rate(5)	22	%(3)

(1)	Commencement of operations on October 23, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

Distillate U.S. Fundamental Stability & Value ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is  to track the performance before expenses and fees, of the Distillate Fundamental Stability & Value Index (the “Index”). The Fund commenced operations on October 23, 2018.

The end of the reporting period for the Fund is March 31, 2019, and the period covered by these Notes to Financial Statements is the period from October 23, 2018 to March 31, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Distillate U.S. Fundamental Stability & Value ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Distillate U.S. Fundamental Stability & Value ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$32,482,199	$—	$—	$32,482,199
Short-Term Investments	35,806	—	—	35,806
Total Investments
in Securities	$32,518,005	$—	$—	$32,518,005

^ See Schedule of Investments for breakout of investments by sector classification.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have

Distillate U.S. Fundamental Stability & Value ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by the Fund at least annually and distributions from net realized gains on securities are declared and paid by the Fund on an annual basis, if any. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

I.
New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in

Distillate U.S. Fundamental Stability & Value ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Distillate Capital Partners, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.39% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

Distillate U.S. Fundamental Stability & Value ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $4,793,522 and $4,539,761, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $34,818,678 and $3,741,777, respectively.

NOTE 5 – INCOME TAX INFORMATION

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the period ended March 31, 2019. Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted on the Schedule of Investments.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Distillate U.S. Fundamental Stability & Value ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited) (Continued)

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. There were no variable fees received during the current fiscal period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – PRINCIPAL RISKS

Sector Risk. To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Distillate U.S. Fundamental Stability & Value ETF

EXPENSE EXAMPLE
For the Period Ended March 31, 2019 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 23, 2018 – March 31, 2019).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Distillate U.S. Fundamental Stability & Value ETF

EXPENSE EXAMPLE
For the Period Ended March 31, 2019 (Unaudited) (Continued)

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	October 23, 2018(1)	March 31, 2019	During the Period
Actual	$1,000.00	$1,045.70	$1.74(2)
Hypothetical (5% annual	$1,000.00	$1,022.99	$1.97(3)
return before expenses)

(1)	Fund inception.
(2)
The dollar amount shown as expenses paid during the period is equal to the annualized period expense ratio, 0.39%, multiplied by the average value during the period, multiplied by 159/365 to reflect the current fiscal period.

(3)
The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.39%, multiplied by the average account value during the period, multiplied by 182/365 to reflect the one-half year period.

Distillate U.S. Fundamental Stability & Value ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 12, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•
the Advisory Agreement (the “Advisory Agreement”) between Distillate Capital Partners LLC (the “Adviser”) and the Trust, on behalf of the Distillate U.S. Fundamental Stability & Value ETF (the “Fund” or “DSTL”), and

•	the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of the Fund, and Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the cost of the services to be provided and the profits to be realized by the Adviser, the Sub-Adviser, and their affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale are expected to be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) any other financial benefits to the Adviser, the Sub-Adviser, and their affiliates resulting from services rendered to the Fund.

In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to DSTL. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and the report from the Trust’s CCO regarding his review of the Adviser’s compliance program. The Board considered it had discussed with the Adviser the various resources expected to be used to implement the firm’s investment strategy, including the Adviser’s personnel and marketing plans. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s key personnel and the ownership structure of the firm.

Distillate U.S. Fundamental Stability & Value ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

The Board also considered other services to be provided to DSTL, such as monitoring adherence to the Fund’s investment restrictions, oversight of the sub-adviser, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which DSTL achieved its investment objective as an passively-managed fund. The Board noted that the Adviser was also the index provider for DSTL, while the sub-adviser would be responsible for implementing a replication or sampling strategy to track the performance of the index. The Board considered that, because the Adviser is the index provider, the Adviser may have certain conflicts of interest with respect to its management of the index, but noted that the Adviser had adopted policies and procedures to mitigate such conflicts.

Historical Performance.  The Board noted that DSTL had not yet commenced operations and concluded that the performance of DSTL, thus, was not a relevant factor in their deliberations.

Cost of Services Provided and Economies of Scale. The Board reviewed the proposed expense ratio for DSTL and compared it to the universe of Large Value ETFs (the “Category Peer Group”) as reported by Morningstar and the most direct competitors for the Fund, as identified by the Adviser (the “Selected Peer Group”). The Board noted the expense ratio for the DSTL was slightly above the median of the Category Peer Group, but significantly below the median for the Selected Peer Group.

The Board took into consideration that the advisory fee for DSTL was a “unified fee,” meaning DSTL would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with DSTL, taking into account an analysis of the Adviser’s profitability with respect DSTL and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined that such analyses were not a significant factor given that DSTL had not yet commenced operations and consequently, the future size of DSTL was generally unpredictable. The Board noted that it intends to monitor fees as DSTL grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees,

Distillate U.S. Fundamental Stability & Value ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services to be provided to DSTL under the Sub-Advisory Agreement, noting that VIA would provide investment management services to DSTL, as well as other ETFs, including certain series of the Trust. The Board noted the responsibilities VIA would have as DSTL’s investment sub-adviser, including: responsibility for the implementation of investment decisions made by Distillate; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of DSTL shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to DSTL.

In considering the nature, extent, and quality of the services to be provided by VIA, the Board considered reports of the Trust’s CCO with respect to VIA’s compliance program and its experience providing investment management services to other ETFs, including other series of the Trust. VIA’s registration form (“Form ADV”) was provided to the Board, as was the response of VIA to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of DSTL. The Board also considered VIA’s resources and capacity with respect to portfolio management, compliance, and operations given the number of new funds for which it would be sub-advising.

Historical Performance. The Board noted that DSTL had not yet commenced operations. Consequently, the Board determined performance was not a relevant consideration with respect to DSTL. The Board also considered that, because the investment objective of DSTL is to track the performance of an index, the Board in the future would focus on the extent to which DSTL achieved its investment objective as a passively-managed fund.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees to be paid by Distillate to VIA for its services to DSTL. The Board considered the fees to be paid to VIA would be paid by Distillate from the fee it received from DSTL and noted the fee reflected an arm’s-length negotiation between Distillate and VIA based on the nature and expected size of DSTL. The Board further determined that the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm and noted

Distillate U.S. Fundamental Stability & Value ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

that the fees were generally in line with those charged by VIA in connection with other similar series of the Trust and other funds managed by VIA. The Board also evaluated the compensation and benefits expected to be received by VIA from its relationship with DSTL, taking into account an analysis of VIA’s profitability with respect to VIA.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement at the Meeting; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Distillate U.S. Fundamental Stability & Value ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.distillatefunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.distillatefunds.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.distillatefunds.com.

Adviser and Index Provider
Distillate Capital Partners, LLC
53 West Jackson Boulevard, Suite 530
Chicago, Illinois 60604

Sub-Adviser
Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, Georgia 30076

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Distillate U.S. Fundamental Stability & Value ETF
Symbol – DSTL
CUSIP – 26922A321

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    May 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    May 30, 2019

By (Signature and Title)*    /s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    May 30, 2019

* Print the name and title of each signing officer under his or her signature.